Investment Portfolios
(UNAUDITED) | 07.31.2022
CARILLON REAMS CORE BOND FUND
CORPORATE BONDS - 45.4%	Principal Amount	Value
Aerospace & defense - 1.9%
Raytheon Technologies Corp.,
2.38%, 03/15/32	$1,230,000	$1,086,371
4.13%, 11/16/28	3,430,000	3,480,054
The Boeing Co.,
2.80%, 03/01/27	315,000	290,267
5.04%, 05/01/27	2,380,000	2,427,066
Agriculture - 0.8%
BAT Capital Corp., 4.91%, 04/02/30	3,260,000	3,101,280
Airlines - 3.1%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 144A, 5.25%, 10/01/30	908,819	891,040
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 144A, 4.80%, 02/15/29	5,109,198	5,047,249
British Airways, Pass Through Trust, Series 2020-1, Class A, 144A, 4.25%, 05/15/34	1,116,947	1,059,989
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	1,518,711	1,320,553
JetBlue, Pass Through Trust,
Series 2019-1, Class AA, 2.75%, 11/15/33	1,371,007	1,206,749
Series 2020-1, Class A, 4.00%, 05/15/34	1,249,055	1,183,755
United Airlines, Pass Through Trust,
Series 2015-1, Class AA, 3.45%, 06/01/29	252,008	235,774
Series 2016-2, Class AA, 2.88%, 04/07/30	156,235	141,919
Series 2018-1, Class AA, 3.50%, 09/01/31	383,592	353,530
Auto manufacturers - 1.6%
General Motors Financial Co., Inc.,
1.25%, 01/08/26	2,815,000	2,539,717
2.75%, 06/20/25	895,000	855,755
Volkswagen Group of America Finance LLC,
144A, 3.75%, 05/13/30	2,450,000	2,296,519
144A, 3.95%, 06/06/25	205,000	203,922
Banks - 10.7%
Bank of America Corp.,
(Fixed until 10/20/31, then SOFR + 1.21%), 2.57%, 10/20/32	2,550,000	2,185,866
3.50%, 04/19/26	965,000	961,518
(Fixed until 04/27/32, then SOFR + 1.83%), 4.57%, 04/27/33	3,745,000	3,770,384
(Fixed until 07/22/32, then SOFR + 2.16%), 5.02%, 07/22/33	1,855,000	1,934,420
Citigroup, Inc.,
(Fixed until 01/25/32, then SOFR + 1.35%), 3.06%, 01/25/33	1,900,000	1,688,977
(Fixed until 03/17/32, then SOFR + 1.94%), 3.79%, 03/17/33	4,390,000	4,140,876
(Fixed until 03/31/30, then SOFR + 3.91%), 4.41%, 03/31/31	1,525,000	1,509,301
Fifth Third Bancorp, 2.55%, 05/05/27	1,145,000	1,070,759
HSBC Holdings PLC, 4.95%, 03/31/30	1,820,000	1,835,839
JPMorgan Chase & Co.,
(Fixed until 01/25/32, then SOFR + 1.26%), 2.96%, 01/25/33	1,800,000	1,601,216
(Fixed until 03/24/30, then SOFR + 3.79%), 4.49%, 03/24/31	2,270,000	2,283,291
(Fixed until 04/26/32, then SOFR + 1.80%), 4.59%, 04/26/33	3,745,000	3,791,976
(Fixed until 07/25/32, then SOFR + 2.08%), 4.91%, 07/25/33	1,215,000	1,266,890
Mitsubishi UFJ Financial Group, Inc., (Fixed until 07/20/26, then 1 Year CMT Rate + 0.75%), 1.54%, 07/20/27	1,900,000	1,699,349
Sumitomo Mitsui Trust Bank Ltd., 144A, 0.80%, 09/16/24	1,625,000	1,520,360
Wells Fargo & Co.,
(Fixed until 03/02/32, then SOFR + 1.50%), 3.35%, 03/02/33	4,325,000	3,971,604
(Fixed until 04/04/30, then SOFR + 4.03%), 4.48%, 04/04/31	3,375,000	3,386,184
(Fixed until 07/25/32, then SOFR + 2.10%), 4.90%, 07/25/33	1,215,000	1,259,460
Beverages - 0.9%
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 06/01/30	3,490,000	3,430,098
Capital markets - 3.2%
Morgan Stanley,
(Fixed until 01/21/32, then SOFR + 1.29%), 2.94%, 01/21/33	4,760,000	4,251,733
(Fixed until 04/01/30, then SOFR + 3.12%), 3.62%, 04/01/31	2,055,000	1,956,890
The Goldman Sachs Group, Inc., (Fixed until 02/24/32, then SOFR + 1.41%), 3.10%, 02/24/33	3,965,000	3,542,980
UBS Group AG,
(Fixed until 01/30/26, then 1 Year CMT Rate + 1.08%), 144A, 1.36%, 01/30/27	1,490,000	1,340,375
(Fixed until 08/10/26, then 1 Year CMT Rate + 0.85%), 144A, 1.49%, 08/10/27	1,215,000	1,079,112
Containers & packaging - 0.7%
Sonoco Products Co., 3.13%, 05/01/30	2,750,000	2,490,110
Cosmetics/personal care - 0.6%
GSK Consumer Healthcare Capital US LLC, 144A, 3.63%, 03/24/32	2,165,000	2,097,251
Diversified telecommunication services - 2.5%
AT&T, Inc.,
2.55%, 12/01/33	1,515,000	1,282,616
2.75%, 06/01/31	1,105,000	991,152
4.30%, 02/15/30	1,450,000	1,452,268
Verizon Communications, Inc.,
2.55%, 03/21/31	5,685,000	5,051,548
4.02%, 12/03/29	405,000	406,437
Electric - 4.4%
Appalachian Power Co., 2.70%, 04/01/31	1,990,000	1,760,238
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/30	485,000	470,525
DTE Electric Co., 1.90%, 04/01/28	3,170,000	2,904,260
Duke Energy Florida LLC,
1.75%, 06/15/30	2,055,000	1,764,762
5.65%, 04/01/40	2,085,000	2,309,477
Duke Energy Progress LLC, 3.70%, 09/01/28	875,000	876,448
Entergy Arkansas LLC, 3.35%, 06/15/52	2,110,000	1,730,285
Entergy Louisiana LLC, 2.35%, 06/15/32	1,390,000	1,207,591
Florida Power & Light Co., 2.88%, 12/04/51	2,260,000	1,786,225
Oncor Electric Delivery Co. LLC, 2.95%, 04/01/25	485,000	479,412
The Cleveland Electric Illuminating Co., 5.50%, 08/15/24	520,000	533,878
Wisconsin Public Service Corp., 2.85%, 12/01/51	925,000	703,956
Electric utilities - 2.9%
American Electric Power Co., Inc., 0.75%, 11/01/23	1,780,000	1,723,534
Duke Energy Corp., 0.90%, 09/15/25	1,600,000	1,471,917
IPALCO Enterprises, Inc., 4.25%, 05/01/30	2,035,000	1,937,974
Southern California Edison Co., 1.20%, 02/01/26	2,845,000	2,598,192
Virginia Electric and Power Co.,
2.30%, 11/15/31	1,185,000	1,048,454
3.75%, 05/15/27	455,000	461,124
Wisconsin Power and Light Co., 1.95%, 09/16/31	1,700,000	1,454,502
Electrical equipment - 0.3%
Emerson Electric Co., 2.20%, 12/21/31	1,220,000	1,084,880
Equity real estate investment trusts (REITs) - 1.3%
Agree LP, 2.00%, 06/15/28	3,460,000	3,003,743
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30	140,000	143,370
Ventas Realty LP, 4.75%, 11/15/30	1,545,000	1,547,743
Food & staples retailing - 0.3%
Sysco Corp., 2.45%, 12/14/31	1,380,000	1,203,832
Health care providers & services - 1.1%
Cigna Corp., 2.38%, 03/15/31	3,375,000	2,980,916
CVS Health Corp., 2.13%, 09/15/31	1,235,000	1,047,221
Insurance - 0.7%
Equitable Financial Life Global Funding,
144A, 1.40%, 07/07/25	1,150,000	1,061,999
144A, 1.70%, 11/12/26	625,000	566,588
Jackson National Life Global Funding, 144A, 1.75%, 01/12/25	1,190,000	1,127,150
Miscellaneous manufacturing - 1.0%
GE Capital International Funding Co., 4.42%, 11/15/35	3,966,000	3,914,586
Multi-utilities - 1.8%
CenterPoint Energy, Inc., 2.50%, 09/01/24	2,135,000	2,067,453
Dominion Energy, Inc., 3.38%, 04/01/30	1,250,000	1,187,923
Public Service Enterprise Group, Inc., 2.45%, 11/15/31	1,745,000	1,523,482
WEC Energy Group, Inc., 1.80%, 10/15/30	2,215,000	1,861,182
Oil & gas - 0.3%
BP Capital Markets America, Inc., 2.72%, 01/12/32	1,205,000	1,099,653
Oil, gas & consumable fuels - 0.5%
TransCanada PipeLines Ltd., 4.10%, 04/15/30	1,880,000	1,848,148
Pharmaceuticals - 0.1%
Bristol-Myers Squibb Co., 2.95%, 03/15/32	305,000	293,108
Road & rail - 1.0%
Norfolk Southern Corp., 3.00%, 03/15/32	1,540,000	1,446,276
Union Pacific Corp., 2.80%, 02/14/32	2,680,000	2,490,467
Semiconductors - 0.6%
TSMC Arizona Corp., 4.25%, 04/22/32	2,255,000	2,301,570
Specialty retail - 0.8%
Lowe's Cos, Inc., 2.63%, 04/01/31	3,220,000	2,875,960
Telecommunications - 0.8%
T-Mobile USA, Inc.,
144A, 2.70%, 03/15/32	1,275,000	1,112,078
3.50%, 04/15/25	1,870,000	1,848,186
Tobacco - 0.6%
Altria Group, Inc., 2.45%, 02/04/32	1,650,000	1,299,752
Reynolds American, Inc., 4.45%, 06/12/25	1,060,000	1,058,823
Transportation - 0.9%
Burlington Northern Santa Fe LLC, 2.88%, 06/15/52	1,560,000	1,231,738
Canadian Pacific Railway Co., 1.75%, 12/02/26	1,865,000	1,732,973
CSX Transportation, Inc., 6.25%, 01/15/23	160,100	162,032
Union Pacific Railroad Co., Pass Through Trust,
Series 2004, 5.40%, 07/02/25	14,353	14,287
Series 2005, 5.08%, 01/02/29	194,885	201,024
Series 2006, 5.87%, 07/02/30	214,099	231,483
Total corporate bonds (cost $181,388,508)		169,764,729

MORTGAGE AND ASSET-BACKED SECURITIES - 33.9%
Asset-backed securities - 9.4%
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-1A, Class A, 144A, 3.83%, 08/20/28	4,135,000	4,125,285
Series 2022-4A, Class A, 144A, 4.77%, 02/20/29	3,725,000	3,810,583
BMW Vehicle Lease Trust, Series 2022-1, Class A2, 0.67%, 05/28/24	1,331,745	1,317,974
BMW Vehicle Owner Trust,
Series 2022-A, Class A2A, 2.52%, 12/26/24	2,270,000	2,254,750
Series 2022-A, Class A3, 3.21%, 08/25/26	4,110,000	4,099,035
Capital One Prime Auto Receivables Trust, Series 2022-1, Class A3, 3.17%, 04/15/27	4,020,000	3,979,094
GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class A3, 0.45%, 04/16/25	4,279,768	4,204,260
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 144A, 1.21%, 12/25/25	6,265,000	5,864,130
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, 144A, 1.99%, 06/25/26	2,100,000	1,975,434
World Omni Auto Receivables Trust, Series 2020-C, Class A3, 0.48%, 11/17/25	3,394,941	3,323,663
Commercial mortgage-backed securities - 8.7%
BANK,
Series 2020-BNK30, Class A2, 1.36%, 12/17/53	1,170,000	1,073,058
Series 2020-BNK30, Class A4, 1.93%, 12/17/53	2,285,000	1,966,894
Series 2021-BNK34, Class A5, 2.44%, 06/15/63	1,976,000	1,760,318
Benchmark Mortgage Trust,
Series 2020-B18, Class A5, 1.93%, 07/17/53	1,845,000	1,600,914
Series 2020-B22, Class A2, 1.16%, 01/15/54	2,741,000	2,481,534
Series 2021-B23, Class A2, 1.62%, 02/15/54	2,160,000	1,995,980
Series 2021-B24, Class A2, 1.95%, 03/17/54	1,935,000	1,799,398
Series 2021-B27, Class A5, 2.39%, 07/17/54	2,075,000	1,837,833
Series 2022-B33, Class A2, 3.32%, 03/17/55	3,025,000	2,954,594
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48	1,855,000	1,840,442
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AAB, 3.48%, 05/10/47	316,623	314,652
Series 2015-GC29, Class A3, 2.94%, 04/10/48	1,409,169	1,372,565
COMM Mortgage Trust,
Series 2013-CCRE9, Class ASB, 3.83%, 07/12/45	104,726	104,700
Series 2013-CCRE11, Class ASB, 3.66%, 08/12/50	190,976	190,739
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/53	4,385,000	4,105,333
GS Mortgage Securities Trust,
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	58,506	58,454
Series 2014-GCJ22, Class A5, 3.86%, 06/10/47	355,000	352,620
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class ASB, 3.46%, 07/17/47	505,502	501,554
LSTAR Commercial Mortgage Trust, Series 2016-4, Class A3, 144A, 2.81%, 03/12/49	460,000	443,729
Wells Fargo Commercial Mortgage Trust,
Series 2016-C36, Class A3, 2.81%, 11/18/59	968,477	916,710
Series 2020-C56, Class A2, 2.50%, 06/17/53	3,409,000	3,269,677
Series 2020-C57, Class A4, 2.12%, 08/15/53	1,325,000	1,159,493
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A4, 3.41%, 08/16/47	371,183	364,043
Federal agency mortgage-backed obligations - 15.8%
Fannie Mae Pool,
TBA, 2.00%, 09/15/52	17,450,000	15,682,506
TBA, 2.50%, 08/15/52	21,070,000	19,631,524
TBA, 3.00%, 08/15/52	6,295,000	6,061,704
TBA, 3.50%, 09/15/52	14,470,000	14,278,676
Fannie Mae-Aces,
Series 2016-M3, Class ASQ2, 2.26%, 02/25/23	19,182	19,093
Series 2021-M23, Class AB, 0.50%, 11/25/31	2,597,266	2,278,958
Ginnie Mae I Pool,
Series 0091, Class AD, 2.73%, 06/15/32	1,035,108	1,022,390
Series 2583, Class AB, 2.14%, 08/15/23	139,245	138,723
Total mortgage and asset-backed securities (cost $127,775,990)		126,533,016

U.S. TREASURIES - 27.2%
U.S. Treasury Bonds,
1.75%, 08/15/41	13,350,000	10,429,687
2.00%, 08/15/51	17,070,000	13,525,975
2.25%, 02/15/52	3,175,000	2,677,418
U.S. Treasury Notes,
0.88%, 09/30/26	30,630,000	28,385,395
1.38%, 10/31/28	5,775,000	5,324,054
1.63%, 04/30/23	34,305,000	33,956,590
1.75%, 01/31/29	7,895,000	7,444,121
Total U.S. Treasuries (cost $105,490,667)		101,743,240
Total investments - 106.5% (cost $414,655,165)		398,040,985
Liabilities in excess of other assets - (6.5)%		(24,253,482)
Total net assets - 100.0%		$373,787,503

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and

Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 2 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CARILLON REAMS CORE BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS
(UNAUDITED) | 07.31.2022

		Rating of							Premiums	Unrealized
	Reference	Reference Entity	Buy/Sell(a)	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Central Clearing Party	Entity	(Moody's/S&P)	Protection	Fixed Rate	Rate	Date	Value(b)	Value (c)	(Received)	(Depreciation)
Intercontinental Exchange	CDX North American Investment Grade Index Series 38	Baa2/BBB	Sell	Receive	1%/Quarterly	06/20/27	$ 9,830,000	$ 98,574	$ 149,092	$ (50,518)
Total swap contracts							$ 9,830,000	$ 98,574	$ 149,092	$ (50,518)

There is $4,297 variation margin due from the broker to the Fund as of the date of this report. Credit Default Swap Contracts are categorized as Level 2 as of the date of this report.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement